Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			7 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Jun. 29, 2024	Jun. 30, 2025	Jun. 28, 2025	Jun. 29, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets (Details) [Line Items]
Goodwill (in Dollars)									$ 16,811		$ 1,755
Acquisitions (in Dollars)									29,500		148,901
Weighted Avg. Remaining Life (Years)								14 years 6 months
Amortization expense (in Dollars)	$ 13,200			$ 26,200			$ 23,400	$ 21,800	50,415	$ 39,400	40,768	$ 39,100
Adjustments (in Dollars)								$ 1,900
Customer relationships
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)	14 years 1 month 6 days			14 years 1 month 6 days				14 years 7 months 6 days
Trade name
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)	14 years 1 month 6 days			14 years 1 month 6 days				14 years 7 months 6 days
NV5 Global, Inc. [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Goodwill (in Dollars)		$ 122			$ 122
Acquisitions (in Dollars)					5,264				29,500		148,901
Amortization expense (in Dollars)		$ 12,299	$ 13,140		25,123	$ 24,580			50,415		40,768	$ 32,341
Adjustments (in Dollars)					$ 588				$ 517		$ 3
NV5 Global, Inc. [Member] | Customer relationships
Goodwill and Intangible Assets (Details) [Line Items]
Intangible assets, useful life					2 years 6 months				10 years 1 month 6 days		12 years 10 months 24 days	7 years 6 months
NV5 Global, Inc. [Member] | Trade name
Goodwill and Intangible Assets (Details) [Line Items]
Intangible assets, useful life					1 year 3 months 18 days				1 year 8 months 12 days		3 years 7 months 6 days	1 year 9 months 18 days
NV5 Global, Inc. [Member] | Customer backlog
Goodwill and Intangible Assets (Details) [Line Items]
Intangible assets, useful life					1 year				1 year		1 year 6 months	1 year 4 months 24 days
NV5 Global, Inc. [Member] | Non-compete
Goodwill and Intangible Assets (Details) [Line Items]
Intangible assets, useful life					3 years 8 months 12 days				3 years 8 months 12 days		3 years 7 months 6 days	3 years 7 months 6 days
NV5 Global, Inc. [Member] | Developed technology
Goodwill and Intangible Assets (Details) [Line Items]
Intangible assets, useful life											6 years 9 months 18 days
Minimum
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)								5 years
Minimum | Customer relationships
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)									2 years
Minimum | Trade name
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)									1 year
Minimum | Customer backlog
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)									1 year
Minimum | Non-compete
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)									1 year
Minimum | Developed technology
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)									5 years
Minimum | NV5 Global, Inc. [Member] | Customer relationships
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)		2 years			2 years
Minimum | NV5 Global, Inc. [Member] | Trade name
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)		1 year			1 year
Minimum | NV5 Global, Inc. [Member] | Customer backlog
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)		1 year			1 year
Minimum | NV5 Global, Inc. [Member] | Non-compete
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)		1 year			1 year
Minimum | NV5 Global, Inc. [Member] | Developed technology
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)		5 years			5 years
Maximum
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)								15 years
Maximum | Customer relationships
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)									17 years
Maximum | Trade name
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)									5 years
Maximum | Customer backlog
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)									10 years
Maximum | Non-compete
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)									5 years
Maximum | Developed technology
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)									10 years
Maximum | NV5 Global, Inc. [Member] | Customer relationships
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)		17 years			17 years
Maximum | NV5 Global, Inc. [Member] | Trade name
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)		5 years			5 years
Maximum | NV5 Global, Inc. [Member] | Customer backlog
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)		10 years			10 years
Maximum | NV5 Global, Inc. [Member] | Non-compete
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)		5 years			5 years
Maximum | NV5 Global, Inc. [Member] | Developed technology
Goodwill and Intangible Assets (Details) [Line Items]
Weighted Avg. Remaining Life (Years)		10 years			10 years
Previously Reported [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Amortization expense (in Dollars)												$ 32,341